Per Share Data - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of antidilutive securities excluded from computation of earnings per share
The Company incurred losses for the three and six months ended June 30, 2016 and 2015 and as a result, equity instruments are excluded from the calculation of diluted loss per share as the effect of such shares is anti-dilutive. The weighted average number of equity instruments excluded consist of:

	Three months ended June 30,				Six months ended June 30,
	2016		2015		2016	2015
Stock Options	1,764,374		2,094,125		1,825,181	2,102,798
Stock-Settled Stock Appreciation Rights	360,031		370,094		360,173	371,018
Restricted Stock Units	587,115	(1)	1,061,347	(2)	611,895	1,130,673
Warrants	—		82,418		—	165,746

The appreciation of each stock-settled stock appreciation right was capped at a determined maximum value. As a result, the weighted average number shown in the table above for stock-settled stock appreciation rights reflects the weighted average maximum number of shares that could be issued.

(1) Includes 313,337 restricted stock units that have vested but have not converted into common stock.
(2) Included 240,000 restricted stock units that vested but had not converted into common stock.

The Company incurred losses for the years ended December 31, 2015, 2014 and 2013. For all periods presented, all equity instruments are excluded from the calculation of diluted earnings (loss) per share as the effect of such shares is anti-dilutive. The weighted average number of equity instruments excluded consist of:

	Year Ended December 31,
	2015	2014	2013
Stock Options	2,047,083	2,179,643	2,725,632
Stock-Settled Stock Appreciation Rights	368,331	388,325	439,056
Restricted Stock Units	700,265	1,206,534	981,645
Warrants	82,192	772,903	1,802,820